Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	2018	2017
Assets
Cash and cash equivalents	$1,596	$211
Investment in Quaint Oak Bank	28,454	20,552
Premises and equipment, net	1,588	1,423
Other assets	29	10
Total Assets	$31,667	$22,196

Liabilities and Stockholders’ Equity
Subordinated debt	$7,831	$--
Other liabilities	--	11
Stockholders’ equity	23,836	22,185
Total Liabilities and Stockholders’ Equity	$31,667	$22,196

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	2018	2017
Income
Dividends from subsidiary	$750	$250
Rental income	151	149
Total Income	901	399

Expenses
Occupancy and equipment expense	116	101
Interest on subordinated debt	7	--
Other expenses	116	96
Total Expenses	239	197

Net Income Before Income Taxes	662	202
Equity in Undistributed Net Income of Subsidiary	1,324	1,246
Income Tax Benefit	18	19
Net Income	$2,004	$1,467

Comprehensive Income	$2,017	$1,492

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	2018	2017

Operating Activities
Net income	$2,004	$1,467
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,324)	(1,246)
Depreciation expense	44	38
Stock-based compensation expense	340	314
Increase in other assets	(84)	(13)
Decrease in other liabilities	(11)	(5)
Net cash provided by operating activities	969	555

Investing Activities
Investment in subsidiary	(6,500)	--
Purchase of property and equipment	(209)	(139)
Net cash used in investing activities	(6,709)	(139)

Financing Activities
Net proceeds from the issuance of subordinated debt	7,831	--
Dividends paid	(511)	(364)
Purchase of treasury stock	(793)	(347)
Proceeds from the reissuance of treasury stock	64	94
Proceeds from the exercise of stock options	534	206
Net cash provided by (used in) financing activities	7,125	(411)

Net Increase in Cash and Cash Equivalents	1,385	5
Cash and Cash Equivalents-Beginning of Year	211	206
Cash and Cash Equivalents-End of Year	$1,596	$211